SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”) and the rules and regulations of the United States Securities and Exchange Commission, and should be read in conjunction with the audited consolidated financial statements and notes thereto contained in the Company’s most recent Consolidated Annual Financial Statements filed with the SEC on Form 20-F.

The accompanying unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for the consolidated financial statements. Certain information and note disclosures normally included in the Group’s annual consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted consistent with such rules and regulations. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for the fair statement of the Group’s financial position as of June 30, 2021 and results of operation and cash flows for the six months ended June 30, 2020 and 2021. Results for the six months ended June 30, 2021 are not necessarily indicative of the results expected for the full fiscal year or for any future period.

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s unaudited interim condensed consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, impairment of long-lived assets, long-term investments and goodwill, the valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions and share-based compensation. Actual results could materially differ from those estimates.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Principles of consolidation

The unaudited interim condensed consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, its VIEs  and the VIEs’ subsidiaries in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. Furthermore, if the Company demonstrates that it has ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions among the Company, its subsidiaries, its VIEs and the VIEs’ subsidiaries have been eliminated on consolidation.

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.4566 on June 30, 2021 in the city of New York for wire transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency translation

The functional currency of the Company, BVI, 500wan HK, 500.com USA, Blockchain Alliance Technologies, Blockchain Alliance HK, Start Light and Skill Esport is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. The functional currency of Loto Interactive with its subsidiaries is HKD. E-Sun Sky Computer with its VIEs, Chongqingyusheng and Guixinyanghang determined their functional currency to be the RMB, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income as a component of shareholders’ equity. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the unaudited interim condensed consolidated statements of comprehensive loss.

Business combinations and non-controlling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Business combinations and non-controlling interests (continued)

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

For the Company’s majority-owned subsidiaries and VIEs, non-controlling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net loss” on the unaudited interim condensed consolidated statements of comprehensive loss include the “net loss attributable to non-controlling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Group’s unaudited interim condensed consolidated balance sheets.

Cryptocurrency assets

Cryptocurrency assets, are included in current assets in the accompanying unaudited interim condensed consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured. In testing for impairment, the Group has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. If it is determined that it is not more likely than not that an impairment exists, a quantitative impairment test is not necessary. If the Group concludes otherwise, it is required to perform a quantitative impairment test. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the six months ended June 30, 2021, RMB57,331 (US$8,879) of impairment loss was recorded.

Cryptocurrencies generated from the cryptocurrency mining business and the mining pool business as well as the cryptocurrencies distributed to mining pool participants are included within operating activities in the accompanying unaudited interim condensed consolidated statements of cash flows. The sales of cryptocurrencies are included within investing activities in the accompanying unaudited interim condensed consolidated statements of cash flows and any realized gains or losses from such sales are included in gain or loss of disposal of cryptocurrencies in the unaudited interim condensed consolidated statements of comprehensive loss. The Group accounts for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Intangible assets

Intangible assets represent computer software, internet domain name, licensing agreement, and intangible assets arising from business combination. Computer software, internet domain name and licensing agreement purchased from third parties are initially recorded at cost and amortized on a straight-line basis over their estimated useful lives of the respective assets. The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated useful life of the assets. Estimated useful lives of the respective assets are set out as follows:

Category	Estimated Useful Life

Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination
Licenses and brand name	10 years
Mobile applications and software	5 years
Internet domain name and brand name	10 years

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20 (“ASC 350-20”), “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Prior to the early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment”, on January 1, 2019, the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. The Group early adopted the ASU 2017-04 on January 1,2019.

As of June 30, 2021, no impairment of goodwill was recognized.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group, including property and equipment, intangible assets and right-of-use assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. As of June 30, 2021, no impairment of long-lived assets other than goodwill was recognized.

Cryptocurrency asset borrowings

In April 2021, the Group borrows cryptocurrency assets from a third party on an unsecured basis in connection with acquisition of the entire mining pool business of Blockchain Technologies Holding Company operated under BTC.com. The borrowing is interest-free and due in three months. Balance of the borrowing is recorded in cryptocurrency asset borrowings in the accompanying unaudited interim condensed consolidated balance sheets.

The borrowings are accounted for as hybrid instruments, with a liability host contract that contains an embedded derivative based on the changes in the fair value of the underlying cryptocurrency asset. The host contract is not accounted for as a debt instrument because it is not a financial liability, is carried at the fair value of the assets acquired and reported in cryptocurrency asset borrowings in the unaudited interim condensed consolidated balance sheets. The embedded derivative is accounted for at fair value, with changes in fair value recognized as changes in fair value of derivative instrument in the unaudited interim condensed consolidated statements of comprehensive loss. The embedded derivatives are included in crypto asset borrowings in the unaudited interim condensed consolidated balance sheets.

Derivative contracts

As a result of the Group entering into transactions to borrow cryptocurrencies, an embedded derivative is recognized relating to the differences between the cost of the cryptocurrencies borrowed on the contract effective date and the fair value of the cryptocurrencies that will ultimately be repaid, based on changes in the spot price of the cryptocurrencies over the term of the borrowing.

The Group measures the fair value of the cryptocurrencies by taking the quoted prices from price aggregator websites, which the Group considers to be a Level 2 fair value input under ASC 820 “Fair Value Measurements and Disclosures”.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair value measurements

Financial instruments primarily include cash and cash equivalents, restricted cash, accounts receivables, other receivables, equity security without readily determinable fair values, equity method investments, short-term loans, accounts payable, cryptocurrency assets borrowings and accrued expense and other current liabilities. The Group carries the investment under the measurement alternative method and equity method on other-than-temporary basis. The Group measures the fair value of its crypro asset borrowings by taking the quoted prices from price aggregator websites, which the Group considers to be a Level 2 fair value input under ASC 820 “Fair Value Measurements and disclosures”. Contingent consideration related to the acquisition of Blockchain Alliance Technologies is included in accrued expenses and other current liabilities in the unaudited interim condensed consolidated balance sheets, the fair value of which was based on the number of shares of ordinary shares that were expected to be issued and the fair value of the ordinary shares of the Company. The carrying values of other financial instruments, approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including cryptocurrency assets, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining, data center services, mining pool services, online gaming services, sports information services, and online spot commodity trading services. The Group adopted ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”), from January 1, 2018, using the modified retrospective method.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Revenue recognition (continued)

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into a cryptocurrency mining pool by executing contracts with the mining pool operators to provide computing power to the mining pool. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operator. In exchange for providing computing power, the Group is entitled to a fractional share of the cryptocurrency award the mining pool operator receives (less cryptocurrency transaction fees to the mining pool operator which are recorded net with revenues), for successfully adding a block to the blockchain. The Group’s fractional share is based on the proportion of computing power the Group contributed to the mining pool operator to the total computing power contributed by all mining pool participants in solving the current algorithm. Providing computing power in cryptocurrency transaction verification services is an output of the Group’s ordinary activities. The provision of computing power is the only performance obligation in the Group’s contracts with third party pool operators. The transaction consideration the Group receives, if any, is noncash consideration, which the Group measures at fair value when earned, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the Group successfully places a block (by being the first to solve an algorithm) and the Group receives confirmation of the consideration it will receive, at which time revenue is recognized. There is no significant financing component in these transactions.

Fair value of the cryptocurrency award received is determined using the quoted price of the related cryptocurrency when earned.

Data center services

The Group provides data center services such as providing its customers with rack space, power and equipment, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

In May and June 2021, the Group has announced that it has entered into several term sheets to invest in cryptocurrency mining data centers internationally. On June 21, 2021, the Group announced that two big data centers held by Loto Interactive have suspended their operations according to the written notice from State Grid Sichuan Ganzi Electric Power Co., Ltd.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Mining pool services

The Group operates its mining pool, BTC.com, to enable providers of computing power (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network, in exchange for a fee (“pool operator fee”) for its coordination efforts as the pool operator. The Group receives all the mining rewards, and then allocates mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. The mining rewards include the block rewards and the transaction verification fees related to the transactions included in the block.

The Group recognizes the mining pool revenue on a gross basis. It coordinates all the computing power within the mining pool, delivers such aggregated computing power to the blockchain network, collects centrally all mining rewards and distributes them in accordance with the predetermined sharing mechanisms. The Group has control over the pool participants’ computing power. Although the pool participants can enter and exit the pool at will and deploy whatever qualifying types of mining machines, during the mining process, the Group dictates the tasks and the participants’ mining machines merely follow the allocation prescribed by the Group. As a result, the Group is primarily responsible for fulfilling the promise to provide the specified service. Further, under existing sharing mechanisms, the Group is exposed to the risk that actual block rewards may differ from expected rewards, therefore, bears the inventory risk before the specified service has been transferred to a customer. The Group provides mining pool services under BTC.com which the Group started to consolidate on April 15, 2021.

There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for cryptocurrencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Group may be required to change its policies, which could have an effect on the Group’s unaudited interim condensed consolidated financial position and results from operations.

Sports information services

The Group offers a comprehensive sports information portal via a designated mobile application, which covers (i) real time soccer match information; and (ii) data-driven soccer match predictions generated by proprietary analysis engine. Users can also post free or pay-per-view contents such as proprietary observations and analyses on the sports information portal. The users pay for each information and data subscription at a fixed price, and the Group pays the original information providers a fixed percentage of total purchase amount if the information is produced by third parties. Revenue is recognized when users have access to the pay-per-view contents or on an average amortization basis according to subscription terms. The Group records the revenue on a net basis for information provided by third parties, because the Group is not the primary obligor to provide the information, but acts as an agent in providing such purchase services. For information provided by the Group itself, the Group records the revenue on a gross basis.

The Group provides sports information service through the Group’s service offering named “Cai Xun Hao,” which was ceased in March 2019, and “Smart Big Data”, which was started in June 2020.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Online spot commodity trading services

The Group provides online spot commodity trading services through the designated website and mobile application in Shenzhen Kaisheng. The Group provides customers with reliable online spot commodity trading for gold trade and delay products across PC and mobile devices. The Group processes customer orders through a commercial bank, and later formed a joint venture with Shenzhen Gold Exchange on May 11, 2018 to provide online spot commodity trading services. Trading commissions are received from the commercial bank based on the pre-determined commission fee rate and the total amount of the processed orders. The Group recognizes revenue at a point in time when an order has been successfully processed and began to generate an immaterial amount of revenue each year from trading commissions on the online spot commodity trading services since 2017.

Online gaming services

The Group also provides online lottery betting and online casino platforms through the Group’s designated website after the acquisition of TMG in July 2017. The Group earns difference between betting and winning for online lottery betting services and online casino platforms as revenues that are generated from the registered users. The registered users enter into certain terms and conditions when they first open their accounts with the Group. Lottery and Casino purchase orders are placed by users through the Group’s online platforms view website. Then the Group processes these orders. Prior to processing orders, users prepay all purchase amounts. The Group pays users prizes when there are any winnings attributable to users. The Group records revenues on a net basis by deducting the winning amounts from betting amounts. Revenue comprises the fair value of the consideration received for the provision of internet gaming in the ordinary course of the Group’s activities, which is recognized when the outcome of an event is known.

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2020 and June 30, 2021, the Group recorded advance from customers balance of RMB4,734 and RMB16,660 (US$2,580) respectively, which was included in “Accrued expenses and other current liabilities” in the accompanying unaudited interim condensed consolidated balance sheets. RMB4,873 and RMB4,340 (U$672) of deferred revenue included in the opening balances of advance from customers was recognized during the six months ended June 30, 2020 and June 30, 2021, respectively. The amounts were included in revenues on the accompanying unaudited interim consolidated statements of comprehensive loss.

Refer to Note 21 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of mining pool services

Cost of mining pool services which was offered under BTC.com consists primarily of the mining rewards allocated to each pool participant in exchange for their computing power contributed to the mining pool. The mining rewards allocated to the pool participants include both the block rewards as well as the transaction verification fees related to the transactions included in the block, depending on the sharing mechanism chosen by individual pool participants. Cost of mining pool services also consists of other direct costs related to providing the mining pool service such as server fees and labor for maintaining the mining pool service. Cost of mining pool services were RMB2,675.9 million (US$414.44 million) from April 15, 2021 to June 30, 2021. These costs are expensed as incurred.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cost of data center services

The cost of data center services which was offered under Loto Interactive consists primarily of direct production costs related to data center service, including the direct service charges for operations, were RMB55.3 million (US$8.6 million) from March 31, 2021 to June 30, 2021. These costs are expensed as incurred.

Server leasing and maintenance expenses

Server leasing and maintenance expenses, which consist primarily of leasing expense of servers hosing and other equipment used in providing online services and cryptocurrency mining business, were RMB1.8 million and RMB26.7 million (US$4.1 million) for the six months ended June 30, 2020 and 2021, respectively. These costs are expensed as incurred.

Account handling expenses

Account handling expenses, which consist primarily of transaction fees charged by banks and third-party payment processors for cash transfers between the users’ accounts on the online platforms including websites and mobile applications and their accounts with banks or third-party payment processors, were RMB0.3 million and RMB0.6 million (US$0.1 million) for the six months ended June 30, 2020 and 2021, respectively. These costs are expensed as incurred.

Lottery insurance expenses

Lottery insurance expenses, which consist of insurance premiums payable to insurers for covering the first two categories of winnings in online gaming services for betting on the outcome of lotteries after the acquisition of TMG in July 2017, were RMB2.5 million and RMB3.1 million (US$0.5 million) for the six months ended June 30, 2020 and 2021, respectively. These costs are expensed as incurred.

Regulatory and compliance fees

Regulatory and compliance fees, which consist of fees payable to regulatory bodies such as Gambling Commission, HM Revenue & Customs, Malta Gaming Authority and Certria EOOD after the acquisition of TMG in July 2017, were RMB1.0 million and RMB1.2 million (US$0.2 million) for the six months ended June 30, 2020 and 2021, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were RMB0.4 million and RMB 35.7 million (US$5.5 million) for the six months ended June 30, 2020 and 2021, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive loss on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combinations, were RMB0.4 million and RMB 8.5 million (US$1.3 million) for the six months ended June 30, 2020 and 2021, respectively. These costs are recorded in unaudited interim condensed consolidated statements of comprehensive loss on a straight-line basis over the useful life of the intangible assets.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cost of services

Cost of services also comprises platform fees, employee costs, business tax and surcharges and other direct costs incurred in providing services. These costs are expensed as incurred.

Income taxes

The Group follows the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of comprehensive loss as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740 (“ASC 740”), “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax position which is included in the “long-term payables” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740-30 (“ASC 740-30”), “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740-30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Recent accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The ASU is effective for fiscal years beginning after December 15, 2020, and will be applied either retrospectively or prospectively based upon the applicable amendments. The adoption of ASU 2019-12 had no material impact on the Group’s consolidated financial statements and related disclosures.

In January 2020, the FASB issued ASU 2020-01, “Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815” which clarifies the interaction of the accounting for equity investments under Topic 321 and investments accounted for under the equity method of accounting in Topic 323 and the accounting for certain forward contracts and purchased options accounted for under Topic 815. The guidance is effective for all entities for fiscal years beginning after December 15, 2020 and for interim periods within those fiscal years. The adoption of ASU 2020-01 had no material impact on the Group’s consolidated financial statements and related disclosures.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.